Concentration of Major Customers (Details) - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major Customer One [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Customers risk percentage	30.00%	28.00%	18.00%
Major Customer One [Member] | Revenue From Supply Chain [Member]
Concentration Risk [Line Items]
Customers risk percentage	23.00%	44.00%
Major Customer One [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Customers risk percentage	30.00%	23.00%
Major Customer Two [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Customers risk percentage		19.00%	16.00%
Major Customer Two [Member] | Revenue From Supply Chain [Member]
Concentration Risk [Line Items]
Customers risk percentage	14.00%	12.00%
Major Customer Two [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Customers risk percentage	17.00%	19.00%
Major Customer four [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Customers risk percentage		11.00%	13.00%
Major Customer four [Member] | Revenue From Supply Chain [Member]
Concentration Risk [Line Items]
Customers risk percentage	13.00%
Major Customer Three [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Customers risk percentage		15.00%	15.00%
Major Customer Three [Member] | Revenue From Supply Chain [Member]
Concentration Risk [Line Items]
Customers risk percentage	13.00%
Major Customer Three [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Customers risk percentage	10.00%	16.00%
Major Customer Five [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Customers risk percentage			13.00%
Major Customer Five [Member] | Revenue From Supply Chain [Member]
Concentration Risk [Line Items]
Customers risk percentage	13.00%
Major Customer Six [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Customers risk percentage			29.00%